                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10561

                          DB Hedge Strategies Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               25 Deforest Avenue
                                Summit, NJ 07901
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                               25 Deforest Avenue
                                Summit, NJ 07901
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 908-608-3160

                     Date of fiscal year end: March 31, 2004

                    Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

                          DB HEDGE STRATEGIES FUND LLC

                              FINANCIAL STATEMENTS

                        For the year ended March 31, 2004

                          DB Hedge Strategies Fund LLC

                              Financial Statements

                        For the year ended March 31, 2004

                                    CONTENTS

Report of Independent Auditors.......................................................................    1
Statement of Assets, Liabilities and Members' Capital................................................    2
Schedule of Investments..............................................................................    3
Statement of Operations..............................................................................    4
Statements of Changes in Members' Capital............................................................    5
Statement of Cash Flows..............................................................................    6
Financial Highlights.................................................................................    7
Notes to Financial Statements........................................................................    9

PRICEWATERHOUSECOOPERS LLP
                                                     PRICEWATERHOUSECOOPERS LLP
                                                     1177 Avenue of the Americas
                                                     New York NY 10036
                                                     Telephone (646) 471 4000
                                                     Facsimile (813) 286 6000


              REPORT OF THE INDEPENDENT REGISTERED ACCOUNTING FIRM

To the Board of Directors and Members of DB Hedge Strategies Fund LLC

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of DB Hedge Strategies Fund LLC (the "Fund") at March 31, 2004, the results of its operations and cash flows for the year then ended, and the changes in its members' capital and the financial highlights for the year then ended and for the period June 28, 2002 (commencement of operations) through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2004 by correspondence with the general partners/managing members of the investment funds, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP


May 24, 2004

                          DB Hedge Strategies Fund LLC

              Statement of Assets, Liabilities and Members' Capital

                                 March 31, 2004

ASSETS
Investments in investment funds, at net asset value (cost $47,821,713)                    $ 51,698,325
Cash and cash equivalents                                                                      227,851
Investment funds paid in advance                                                             9,750,000
Prepaid expenses                                                                                17,638
Interest receivable                                                                              1,368
Other receivable                                                                               107,385
                                                                                          ------------
         TOTAL ASSETS                                                                       61,802,567
                                                                                          ------------
LIABILITIES
Subscriptions received in advance                                                            3,361,585
Redemptions payable                                                                            519,522
Professional fees payable                                                                      145,510
Management fee payable                                                                          93,960
Administration fee payable                                                                     125,973
Investor services fees payable                                                                   4,500
Other accrued expenses                                                                          48,786
                                                                                          ------------
         TOTAL LIABILITIES                                                                   4,299,836
                                                                                          ------------
MEMBERS' CAPITAL                                                                          $ 57,502,731
                                                                                          ============
MEMBERS' CAPITAL
Represented by:
Units (150,000 units authorized; 50,437.36 units outstanding)                             $ 53,546,176
Accumulated net realized gain                                                                1,415,959
Accumulated net investment loss                                                             (1,336,017)
Net unrealized appreciation on investments                                                   3,876,613
                                                                                          ------------
         MEMBERS' CAPITAL                                                                 $ 57,502,731
                                                                                          ============
NET ASSET VALUE PER UNIT                                                                  $   1,140.08
                                                                                          ============

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

                             Schedule of Investments

                                 March 31, 2004

                                                                                                                % OF MEMBERS'
STRATEGY                             INVESTMENT FUND                         COST             FAIR VALUE           CAPITAL
--------                 --------------------------------------          -----------          -----------          -------
Event Driven             Avenue Asia Investments, L.P.                   $ 2,000,000          $ 2,500,581             4.3%
                         Bedford Falls Investors, L.P.                     2,000,000            2,236,806             3.9%
                         Brencourt Arbitrage, L.P.                         2,250,000            2,332,998             4.1%
                         Feingold O'Keefe Capital I, L.P.                  2,250,000            2,401,940             4.2%
                         Special K Capital II, L.P.                        1,750,000            2,054,508             3.6%
                         Taconic Capital Partners 1.5, L.P.                1,571,713            1,740,008             3.0%
                                                                         -----------          -----------           -----
Total Event Driven                                                        11,821,713           13,266,841            23.1%
                                                                         -----------          -----------           -----
Global Macro             Vega Select Opportunities Fund Limited            1,750,000            2,243,075             3.9%
                                                                         -----------          -----------           -----
Long/Short Equity        Argus Healthcare Partners, L.P.                   1,500,000            1,640,955             2.9%
                         Elm Ridge Capital Partners, L.P.                  2,500,000            2,901,702             5.0%
                         Endeavour Capital Partners L.P.                   1,750,000            1,990,029             3.5%
                         Japan Long Short Cayman Partners, L.P.            2,500,000            2,823,352             4.9%
                         Miramar Capital Partners, L.P.                    2,250,000            1,687,570             2.9%
                         Neon Liberty Emerging Markets
                              Fund, L.P.                                   4,000,000            4,172,394             7.3%
                         Seligman Tech Spectrum Fund, L.L.C                4,000,000            4,362,979             7.6%
                         SV Tiger Precious, L.P.                           2,250,000            2,328,683             4.0%
                         Theorema Europe Fund, Ltd.                        3,500,000            3,690,770             6.4%
                                                                         -----------          -----------           -----
Total Long/Short Equity                                                   24,250,000           25,598,434            44.5%
                                                                         -----------          -----------           -----
Relative Value           Alta Partners, L.P.                               2,000,000            2,440,198             4.2%
                         Amaranth Partners L.L.C                           3,250,000            3,721,226             6.5%
                         Aristeia Partners, L.P.                           1,750,000            1,888,695             3.3%
                         Pimco Global Relative Value Fund LLC              1,000,000              987,394             1.7%
                         Safe Harbor Fund, L.P.                            1,000,000              422,932             0.7%
                         Tiburon Fund, L.P.                                1,000,000            1,129,530             2.0%
                                                                         -----------          -----------           -----
Total Relative Value                                                      10,000,000           10,589,975            18.4%
                                                                         -----------          -----------           -----
                              Total                                      $47,821,713           51,698,325            89.9%
                                                                         ===========
                         Other Assets, less Liabilities                                         5,804,406            10.1%
                                                                                              -----------           -----
                         Members' Capital                                                     $57,502,731           100.0%
                                                                                              ===========           =====

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

                             Statement of Operations

                        For the year ended March 31, 2004

INVESTMENT INCOME
   Interest                                                                                         $    11,491
                                                                                                    -----------
EXPENSES
   Management fee                                                              $   831,369
   Professional fees                                                               247,843
   Administration fee                                                              213,172
   Board of Directors fees and expenses                                             52,000
   Printing                                                                         58,414
   Registration                                                                     53,800
   Insurance                                                                        40,000
   Investor services fee                                                            39,013
   Custodian fee                                                                    12,344
   Other expenses                                                                      500
                                                                               -----------
       Total expenses                                                            1,548,455
   Management fees waived by Adviser                                              (606,150)
       Net expenses                                                                                     942,305
       NET INVESTMENT LOSS                                                                             (930,814)
                                                                                                    -----------
GAIN FROM INVESTMENT FUND TRANSACTIONS
       Net realized gain from investment funds redeemed                          1,454,919
       Change in net unrealized appreciation on investment funds                 3,189,919
                                                                               -----------
NET GAIN FROM INVESTMENT FUND TRANSACTIONS                                                            4,644,838
                                                                                                    -----------
       NET INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS                                             $ 3,714,024
                                                                                                    ===========

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

                    Statements of Changes in Members' Capital


                                                                                                               PERIOD FROM JUNE 28,
                                                                                                                2002 (COMMENCEMENT
                                                                                                                  OF OPERATIONS)
                                                                                          YEAR ENDED                 THROUGH
                                                                                        MARCH 31, 2004            MARCH 31, 2003
                                                                                        --------------            --------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                                                    $   (930,814)             $   (405,203)
  Net realized gains/(losses) from investment funds redeemed                                1,454,919                   (38,960)
  Change in net unrealized appreciation on investment funds                                 3,189,919                   686,694
                                                                                         ------------              ------------
      NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                              3,714,024                   242,531
FROM MEMBERS' CAPITAL TRANSACTIONS
  Subscriptions (units purchased 25,212.17 and  25,730.45*,  respectively)                 27,621,547                25,300,014
  Redemptions (units redeemed 505.26 and 0, respectively)                                    (575,385)                       --
                                                                                         ------------              ------------
      NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS                             27,046,162                25,300,014
                                                                                         ------------              ------------
      NET CHANGE IN MEMBERS' CAPITAL                                                       30,760,186                25,542,545
Members' capital at beginning of year                                                      26,742,545                 1,200,000
                                                                                         ------------              ------------
Members' capital at end of year                                                          $ 57,502,731              $ 26,742,545
                                                                                         ============              ============

* Units purchased reflect an adjustment for a reverse split effective October 1, 2002 which reduced the number of Units outstanding by 747.75.

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

                             Statement of Cash Flows

                        For the year ended March 31, 2004

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital from operations                                               $  3,714,024
   Adjustments to reconcile net increase in members' capital from operations to net cash used in operating activities:
       Purchases of investment funds                                                               (32,321,713)
       Sales of investment funds                                                                     9,204,920
       Net gain from investment funds redeemed                                                      (1,383,206)
       Change in net unrealized appreciation on investment funds                                    (3,261,632)
       Increase in investment funds paid in advance                                                 (8,500,000)
       Decrease in receivable for investment funds sold                                              1,075,853
       Decrease in receivable from Adviser                                                             390,157
       Increase in other receivables                                                                  (107,385)
       Increase in prepaid expenses                                                                     (1,181)
       Increase in interest receivable                                                                    (545)
       Decrease in professional fees payable                                                          (272,260)
       Increase in management fee payable                                                               93,960
       Increase in administration fees payable                                                          31,159
       Decrease in custodian fee payable                                                                (2,764)
       Increase in other accrued expenses                                                                8,934
                                                                                                  ------------
         NET CASH USED IN OPERATING ACTIVITIES                                                     (31,331,679)
                                                                                                  ------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                                    30,463,067
   Redemptions                                                                                         (55,863)
                                                                                                  ------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                                  30,407,204
                                                                                                  ------------
NET DECREASE IN CASH                                                                                  (924,475)
Cash and cash equivalents at beginning of year                                                       1,152,326
                                                                                                  ------------
Cash and cash equivalents at end of year                                                          $    227,851
                                                                                                  ============

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

                              Financial Highlights

                                                                                                       PERIOD FROM JUNE 28,
                                                                                                        2002 (COMMENCEMENT
                                                                                                          OF OPERATIONS)
                                                                                   YEAR ENDED                THROUGH
                                                                                 MARCH 31, 2004           MARCH 31, 2003
                                                                                 --------------           --------------
PER UNIT OPERATING PERFORMANCE:
Net asset value, beginning of period                                               $1,039.33                $1,030.83 *
Income (loss) from investment operations:
    Net investment loss**                                                             (24.16)                  (16.36)
    Net realized gain and unrealized appreciation on investment fund
    transactions                                                                      124.91                    24.86
                                                                                   ---------                ---------
Total from investment operations                                                      100.75                     8.50
                                                                                   ---------                ---------
Net asset value, end of period                                                     $1,140.08                $1,039.33
                                                                                   =========                =========

* On October 1, 2002, the net asset value per Unit was recast to $1,000.00 from $970.09. At that date, for every Unit owned, the Member holdings was reduced to .97009 Units. The above beginning of period net asset value is the equivalent price given the revised number of Units.

**    Based on average outstanding units during the period.

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

                                                                                 PERIOD FROM JUNE 28,
THE FOLLOWING REPRESENTS THE RATIOS TO AVERAGE                                  2002 (COMMENCEMENT OF
NET ASSETS AND OTHER FINANCIAL                            YEAR ENDED             OPERATIONS) THROUGH
HIGHLIGHTS INFORMATION FOR THE PERIOD:                  MARCH 31, 2004             MARCH 31, 2003
                                                        --------------             --------------
Ratios to average net assets:
    Net investment loss (a) (b)                                (2.18%)                    (2.14%)
    Net expenses (a) (b) (c)                                    2.20%                      2.20%
Total return                                                    9.69%                      0.82%
Portfolio turnover rate                                           24%                        25%
Members' capital, end of period (thousands)               $   57,503                 $   26,743

(a)   Annualized for periods of less than one year.

(b) The Adviser waived $606,150 of fees for the year ended March 31, 2004. The net investment loss ratio would have been 1.42% greater and the total expenses ratio would have been 1.42% greater had these fees not been waived by the Adviser. The Adviser waived and/or reimbursed $728,932 of fees and expenses for the period ended March 31, 2003. The net investment loss ratio would have been 3.85% greater and the total expenses ratio would have been 3.85% greater on an annualized basis had these fees and expenses not been waived/reimbursed by the Adviser.

(c) Expense ratios for the underlying Investment Funds are not included in the expense ratio.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.

The accompanying notes are an integral part of these financial statements.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

DB Hedge Strategies Fund LLC (the "Fund") was organized as a Delaware limited liability company on October 23, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's units (the "Units") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to seek attractive risk-adjusted rates of return. The Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds"), that pursue a variety of "absolute return" investment strategies. The Investment Funds in which the Fund invests may pursue various investment strategies and are subject to special risks. The Fund commenced operations on June 28, 2002.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). At least a majority of the board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). At March 31, 2004, Deutsche Asset Management, Inc. (an affiliate of the Adviser) had a capital balance in the Fund of $27,649,505.

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase Units. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

A. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month within 10 business days of the last day of the month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value per Unit of the Fund equals the net asset value of the Fund divided by the number of outstanding Units. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost, unless information available at the time of distribution provides for a different treatment.

B. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

No provision for organizational or offering costs has been made, as the Adviser has committed to paying these costs directly.

D. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.95% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The management fee accrues monthly and is payable at the end of each quarter. Management fees for the year were $831,369, of which $93,960 was payable at March 31, 2004.

The Fund pays the Adviser an administrative servicing fee at the annual rate of ..50% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. Administration fees for the year were $213,172, of which $125,973 was payable at March 31, 2004.

The Adviser has contractually agreed to extend the waiver of its fees and/or reimburse the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 2.20% ("Expense Limitation Agreement") during the period through September 3, 2004. For the period from March 31, 2003 to March 31, 2004, the Adviser waived management fees of $606,150.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, the Adviser has engaged PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") to serve as the Fund's sub-administrator pursuant to the sub-administration agreement between PFPC and the Adviser ("Sub-Administration Agreement"). Under the Sub-Administration Agreement, PFPC provides administrative and accounting services to the Administrator. As compensation for these services, the Adviser pays PFPC a fee or fees as may be agreed to in writing by the Adviser and PFPC at no additional cost to the Fund.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $2,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Fund for the period ended March 31, 2004 were $52,000.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4. SECURITY TRANSACTIONS

As of March 31, 2004, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $32,321,713 and aggregate sales of Investment Funds amounted to $9,204,920 for the year ended March 31, 2004.

At March 31, 2004, the estimated cost of investments for Federal income tax purposes was $49,613,341. As of that date, net unrealized appreciation on investments was estimated to be $2,084,984, made up of gross unrealized appreciation on investments of $3,166,788 and gross unrealized depreciation on investments of $1,081,804.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

5. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

6. CONCENTRATION OF RISK

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Units.

7. GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others, an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 ("FIN 45"). FIN 45 requires certain disclosure that improves the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. SUBSEQUENT EVENTS

The Fund received contributions from unaffiliated Members totaling $3,361,585 on March 31, 2004, which became effective on April 1, 2004. This amount is reflected as subscriptions received in advance on the statement of assets, liabilities and members' capital.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

                                                    TERM OF                               NUMBER OF
                                                   OFFICE(1)                              PORTFOLIOS IN
                                                  AND LENGTH  PRINCIPAL OCCUPATION(S)    FUND COMPLEX
                                    POSITION(S)     OF TIME       DURING THE PAST        OVERSEEN BY      OTHER DIRECTORSHIPS HELD
       NAME, ADDRESS, AND AGE     HELD WITH FUND    SERVED            5 YEARS              DIRECTOR             BY DIRECTOR
       ----------------------     --------------    ------            -------              --------             -----------
INDEPENDENT DIRECTORS

Nolan T. Altman (ii)                  Director    Since June  Director and President,          1          Director, State
c/o DB Hedge Strategies Fund LLC                  2002        NTA Consulting (financial                   University of New York at
25 DeForest Ave.                                              services consulting)                        Albany (1998 to present);
Summit, New Jersey  07901                                     (2001 to present).                          Tiger Asia Overseas Fund,
(9/18/55)                                                     Formerly, Chief Financial                   Ltd. Offshore Fund (2003
                                                              Officer, Tiger Management                   to present).
                                                              (investment adviser to
                                                              hedge funds) (1993 to
                                                              2001).

----------------------

(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                        TERM OF                                    PORTFOLIOS IN        OTHER
                                                     OFFICE(I) AND     PRINCIPAL OCCUPATION(S)     FUND COMPLEX      DIRECTORSHIPS
                                      POSITION(S)      LENGTH OF           DURING THE PAST          OVERSEEN BY          HELD
           NAME, ADDRESS, AND AGE   HELD WITH FUND    TIME SERVED              5 YEARS               DIRECTOR         BY DIRECTOR
           ----------------------   --------------    -----------              -------               --------         -----------
INDEPENDENT DIRECTORS (CONTINUED)

Louis S. Citron (ii)                   Director      Since June      General Counsel, New                1                None.
c/o DB Hedge Strategies Fund LLC                     2002            Enterprise Associates
25 DeForest Ave.                                                     (venture capital firm)
Summit, New Jersey  07901                                            (2001 to present).
(1/31/65)                                                            Formerly, General Counsel
                                                                     and Senior Vice President,
                                                                     ING Mutual Funds
                                                                     Management Co. LLC
                                                                     (registered investment
                                                                     adviser) (1998 to 2000)
                                                                     and Attorney, Kramer
                                                                     Levin Naftalis & Frankel
                                                                     (law firm) (1994 to 1998).

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                   POSITION(S)  OFFICE(I) AND  PRINCIPAL OCCUPATION(S)     FUND COMPLEX
                                     HELD        LENGTH OF        DURING THE PAST          OVERSEEN BY     OTHER DIRECTORSHIPS HELD
         NAME, ADDRESS, AND AGE     WITH FUND   TIME SERVED           5 YEARS               DIRECTOR             BY DIRECTOR
         ----------------------     ---------   -----------           -------               --------             -----------
INDEPENDENT DIRECTORS (CONTINUED)

 Edward T. Tokar                    Director       Since       Senior Managing Director,         1           Director, Gabelli
 c/o DB Hedge Strategies Fund LLC                  June        Beacon Trust Company                          Dividend and Income
 25 DeForest Ave.                                  2002        (limited purpose trust                        Trust (1 portfolio)
 Summit, New Jersey  07901                                     company) (May 2004 to                         (2003 to present);
 (6/12/47)                                                     present); Chief Executive                     Trustee, Levco Series
                                                               Officer, Allied Capital                       Trust Mutual Funds
                                                               Management LLC (registered                    (1 portfolio) (2001 to
                                                               investment adviser) (1997                     present); Formerly,
                                                               to 2004); and Vice                            Trustee, Morgan
                                                               President - Investments,                      Grenfell Investment
                                                               Honeywell International,                      Trust (11 portfolios)
                                                               Inc. (advanced technology                     (1994 to 2002)
                                                               and manufacturer) (1985 to
                                                               2004).

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                   TERM OF                                PORTFOLIOS IN
                                                 OFFICE AND    PRINCIPAL OCCUPATION(S)      FUND COMPLEX
                                  POSITION(S)     LENGTH OF       DURING THE PAST          OVERSEEN BY     OTHER DIRECTORSHIPS HELD
       NAME, ADDRESS, AND AGE   HELD WITH FUND   TIME SERVED          5 YEARS                DIRECTOR            BY DIRECTOR
       ----------------------   --------------   -----------          -------                --------            -----------
DIRECTORS WHO ARE "INTERESTED
PERSONS"(iii)

Raymond C. Nolte                  Director        Since June   Managing Director and              1        Topiary Fund Ireland Plc
DB Hedge Strategies Fund LLC                      2002         Global Head of                              (offshore fund) (1997 to
25 DeForest Ave.                                               Funds-of-Funds, DB                          present) and Gordian Knot
Summit, New Jersey  07901                                      Absolute Return                             Ltd. (a U.K. investment
(6/25/61)                                                      Strategies (1996 to                         advisory firm) (2002 to
                                                               present) and Vice                           present).
                                                               President, DBIM (1999 to
                                                               present).  Formerly, Vice
                                                               President, Associate Vice
                                                               President, and Assistant
                                                               Treasurer, Foreign
                                                               Exchange Sales and
                                                               Trading and International
                                                               Fixed Income groups,
                                                               Bankers Trust (financial
                                                               services firm) (1983 to
                                                               1999).

------------------------
(iii) Mr. Nolte is an "interested person" under Section 2(a)(19) of the 1940 Act of the Fund. Mr. Nolte is Managing Director of DBIM and Managing Director and Global Head of Funds-of-Funds of DB Absolute Return Strategies.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

OFFICERS

    NAME, ADDRESS, AND AGE       POSITIONS HELD WITH FUND               PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
    ----------------------       ------------------------               --------------------------------------------------
Richard T. Hale                       President                            Managing Director, Deutsche Investment Management
Deutsche Asset Management                                                  Americas Inc. (2003 to present); Managing Director,
One South St.                                                              Deutsche Bank Securities Inc. (formerly Deutsche Banc
Baltimore, Maryland  21202                                                 Alex. Brown Inc.) and Deutsche Asset Management (1999
(7/17/45)                                                                  to present); Director and President, Investment
                                                                           Company Capital Corp.
                                                                           (registered investment advisor) (1996 to
                                                                           present); Director, Deutsche Global Funds,
                                                                           Ltd. (2000 to present), CABEI Fund (2000 to
                                                                           April 2004), North American Income Fund
                                                                           (2000 to April 2004) (registered investment
                                                                           companies); Director, Scudder Global
                                                                           Opportunities Fund (since 2003);
                                                                           Director/Officer Deutsche/Scudder Mutual
                                                                           Funds (various dates); President, Montgomery
                                                                           Street Securities, Inc. (2002 to present)
                                                                           (registered investment companies); Vice
                                                                           President, Deutsche Asset Management, Inc.
                                                                           (2000 to present); formerly, Director, ISI
                                                                           Family of Funds (registered investment
                                                                           companies; 4 funds overseen) (1992 - 1999).


Natalie Birrell                       Vice President                       Chief Operating Officer, DBIM (2001 to present).
DB Hedge Strategies Fund LLC                                               Formerly, Chief Operating Officer, Deutsche Asset
25 DeForest Ave.                                                           Management (asset management division of Deutsche
Summit, New Jersey  07901                                                  Bank) (2000 to 2001) and Global Business Manager,
(5/16/66)                                                                  Bankers Trust (private banking) (1994 to 2000).


John T. Ferguson, Jr.                 Vice President                       Director, DB Absolute Return Strategies (2001 to
DB Hedge Strategies Fund LLC                                               present).  Formerly, Director and Fund Manager,
25 DeForest Ave.                                                           Baltic Small Equity Fund/Small Enterprise Assistance
Summit, New Jersey  07901                                                  Funds (private equity/venture capital firm) (1998 to
(2/3/66)                                                                   2001); and Attorney, Kramer Levin Naftalis & Frankel
                                                                           (law firm) (1995 to 1998).

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

    NAME, ADDRESS, AND AGE       POSITIONS HELD WITH FUND                 PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
    ----------------------       ------------------------                 --------------------------------------------------
Alexandra A. Toohey                   Treasurer and Principal Financial    Director, DB Absolute Return Strategies (2000 to
DB Hedge Strategies Fund LLC          and Accounting Officer               present).  Formerly, Senior Manager, Fortis Fund
25 DeForest Ave.                                                           Services Curacao NV (hedge fund administrator) (1994
Summit, New Jersey  07901                                                  to 2000).
(10/17/66)

Bruce A. Rosenblum                    Secretary                            Director, Deutsche Asset Management (asset management
Deutsche Asset Management                                                  division of Deutsche Bank) (2002 to present).
One South St.                                                              Formerly, Vice President, Deutsche Asset Management
Baltimore, Maryland  21202                                                 (2000 to 2002); Partner, Freedman, Levy, Kroll &
(9/14/60)                                                                  Simonds (law firm) (1997 to 1999); and Senior
                                                                           Associate, Freedman, Levy, Kroll & Simonds (1994 to
                                                                           1996).

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Nolan Altman is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $121,854.

Audit-Related Fees

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

Tax Fees

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $42,000. Preparation of the K-1s and 1065s.

All Other Fees

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                The Fund's Audit Committee approves all non-audit services, as required by the statutes and regulations administered by the Securities and Exchange Commission (the "Commission"), including the 1940 Act and the Sarbanes-Oxley Act of 2002.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                        (b)   N/A

                        (c)   100%

                        (d)   N/A

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

      (h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                      PROXY VOTING POLICIES AND PROCEDURES

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Adviser and/or the Fund may receive notices from the Investment Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Investment Fund's limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund's portfolio securities to the Adviser, subject to the Board's general oversight and with the direction that proxies should be voted consistent with the Fund's best economic interests. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

The Policies describe the way in which the Adviser resolves conflicts of interest. To resolve conflicts, the Adviser, under normal circumstances, votes proxies in accordance with its guidelines. If the Adviser departs from the Guidelines with respect to a particular proxy or if the guidelines do not specifically address a certain proxy proposal, a committee established by the Adviser will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, the Adviser will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Adviser may not be able to vote proxies or may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Adviser may not vote proxies on certain foreign securities local restrictions or customs. The Adviser generally does not vote proxies on securities subject to share blocking restrictions.

The Fund will be required to file new Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-888-262-0965, or (ii) by visiting the SEC's website at www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
                Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)    Not yet effective.

      (b)       Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
                Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                    DB Hedge Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Richard T. Hale
                         -------------------------------------------------------
                                Richard T. Hale, President
                                (principal executive officer)

Date   June 7, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Richard T. Hale
                         -------------------------------------------------------
                                Richard T. Hale, President
                                (principal executive officer)

Date   June 7, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Alexandra Toohey
                         -------------------------------------------------------
                                Alexandra Toohey, Treasurer
                                (principal financial officer)

Date   June 7, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.